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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.   [   ]

    adds new holdings entries.    [   ]

Institutional Investment Manager Filing this Report:

Name:    Atticus Capital, LLC
Address: 590 Madison Avenue
         32nd Floor
         New York, New York  10022


Form 13F File Number: 028-04049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Zoraian
Title:   Chief Financial Officer
Phone:   (212) 829-8100

Signature, Place, and Date of Signing:

  /s/ John Zoraian           New York, New York    11/11/1999
  _________________________  ____________________  ______________
    [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-






































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $292,058,840.25


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-



























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

"Atticus Capital, LLC"
Form 13-F
"September 30, 1999"

                                                                           ITEM 6                ITEM 7
                        ITEM 2                    ITEM 4        ITEM 5     INVESTMENT DISCRETION VOTING
ITEM 1                  CLASS OF      ITEM 3      FAIR MARKET   SHARES OF  (A)        (B)        (A)      AUTHORITY
NAME OF ISSUER          SECURITIES    CUSIP       VALUE         PRINCIPAL  SOLE        SHARED    SOLE     SHARED
----------------------  ------------  --------    -----------   ---------  ---------- ---------- -------- ---------

ABACUS DIRECT CORP.     Common Stock  002553105  12,469,500.00    102,000    102,000               92,600    9,400
AMERICA ONLINE INC      Common Stock  023645104   5,758,561.50     55,238     55,238               55,238
AMERICAN INTL GROUP     Common Stock  026874107  10,265,927.75    118,084    118,084              118,084
  INC
ASARCO INC.             Common Stock  043413103   1,350,000.00     50,000     50,000               50,000
ASSOCIATED GROUP        Common Stock  045651106  11,797,400.00    193,400    193,400              176,500   16,900
AT&T CORP               Common Stock  001957109   9,950,625.00    228,750    228,750              228,750
BANKBOSTON CORP.        Common Stock  06605R106   2,676,237.50     61,700     61,700               61,700
CBS CORPORATION         Common Stock  12490K107     925,000.00     20,000     20,000               20,000
CENTOCOR  INC           Common Stock  152342101   1,171,250.00     20,000     20,000               20,000
CHAMPPS ENTERTAINMENT   Common Stock  158787101   5,248,391.50  1,908,506  1,908,506            1,649,806  258,700
CISCO SYSTEMS           Common Stock  17275R102   7,369,440.31    107,485    107,485              107,485
CVS CORP DELAWARE       Common Stock  126650100   3,961,546.94     97,067     97,067               97,067
DEVON ENERGY CORP.      Common Stock  25179M103     207,187.50      5,000      5,000                5,000
FORTE SOFTWARE INC.     Common Stock  349546101   2,153,250.00     78,300     78,300               44,200   34,100
FRESENIUS NATIONAL      Common Stock  358030203       1,491.50     78,500     78,500               78,500
  MEDICAL
GEERLINGS & WADE INC.   Common Stock  368473104     530,625.00     60,000     60,000               60,000
GENERAL DYNAMICS        Common Stock  369550108   7,037,767.69    112,717    112,717              112,717
GENERAL ELECTRIC        Common Stock  369604103   9,243,725.31     77,965     77,965               77,965
GENERAL INSTRUMENT      Common Stock  370120107   2,784,000.00     58,000     58,000               45,900   12,100
  CORP NEW
GENESYS TELECOM LABS    Common Stock  371931106   7,963,331.25    174,300    174,300              154,200   20,100
  INC.
GLOBAL CROSSING LTD     Common Stock  G3921A100  27,070,121.00  1,021,514  1,021,514              954,582   66,932
HONEYWELL               Common Stock  438506107   1,858,918.75     16,700     16,700                8,200    8,500
INAMED CORP.            Common Stock  453235103   2,551,927.00     86,506     86,506               86,506
KING WORLD PRODUCTIONS  Common Stock  495667107   5,760,000.00    153,600    153,600               79,400   74,200
LONE STAR INDS INC.     Common Stock  542290408  23,400,000.00    468,000    468,000              425,100   42,900
LUCENT TECHNOLOGIES     Common Stock  55268B106   3,367,012.50     51,900     51,900               51,900
MCI WORLDCOM INC        Common Stock  98155K102   4,804,556.25     66,846     66,846               66,846
MEDIAONE GROUP INC      Common Stock  58440J104   5,704,093.75     83,500     83,500               35,000   48,500
MEDTRONIC INC           Common Stock  585055106   7,589,037.50    213,400    213,400              213,400
NALCO CHEMICAL CO.      Common Stock  629853102   8,484,000.00    168,000    168,000              142,000   26,000
NETGRAVITY INC. INC.    Common Stock  641114103   5,405,718.75    163,500    163,500              146,100   17,400




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NIELSEN MEDIA RESEARCH  Common Stock  653929307   1,673,437.50     45,000     45,000               19,900   25,100
   INC.
OMNIPOINT CORP.         Common Stock  690057104   2,592,600.00     46,400     46,400               40,600    5,800
OUTDOOR SYSTEMS INC.    Common Stock  761763101   2,087,800.00     58,400     58,400               24,300   34,100
REYNOLDS METALS CO.     Common Stock  852061100   2,596,125.00     43,000     43,000               19,900   23,100
SPRINT CORP.            Common Stock  913283107     542,500.00     10,000     10,000               10,000
SUNTRUST BANKS INC      Common Stock  867914103   4,165,920.00     63,360     63,360               63,360
TELEBANC FINANCIAL      Common Stock  87925R109   9,267,160.00    402,920    402,920              317,520   85,400
  CORP
UNITRODE CORP.          Common Stock  927914101  14,733,600.00    350,800    350,800              317,000   33,800
VISIO CORP.             Common Stock  981443104     396,425.00     10,100     10,100               10,100
VODAFONE PLC ADR        Common Stock  92857T107  41,487,375.00    174,500    174,500              174,500
WELLS FARGO             Common Stock  949746101   5,935,191.00    149,784    149,784              149,784
WORLD COLOR PRESS       Common Stock  981443104   7,720,062.50    207,250    207,250              193,000   14,250
                                                292,058,840.25
                                                ==============
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